Preferred Shares - Schedule of Temporary Equity (Detail) - Series E Preferred Stock [Member] - Redeemable Convertible Preferred Stock [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Beginning balance	$ 26,652	$ 25,152	$ 0
Issuance for cash			25,000
Issuance costs			0
Accretion of Preferred Shares	941	1,500	152
Conversion to Class A ordinary shares	(27,593)
Ending balance	$ 0	$ 26,652	$ 25,152